Basis of Accounting - Schedule of Consolidated Statement of Changes in Equity (Details)	12 Months Ended
Dec. 31, 2023 USD ($)
As Previously Reported [Member]
Schedule of Consolidated Statement of Changes in Equity [Line Items]
Balance	$ 28,917,087
Total comprehensive loss for the year	(18,350,112)
Total issuance of ordinary shares for cash	1,587,043
Total acquisition of subsidiaries	(22,396)
Issuance of convertible note	2,544,840
Balance	16,603,179
Loss for the year	(18,350,112)
Adjustment [Member]
Schedule of Consolidated Statement of Changes in Equity [Line Items]
Balance	(14,547,426)
Total comprehensive loss for the year	16,146,558
Total issuance of ordinary shares for cash	(53,635)
Total acquisition of subsidiaries	22,396
Issuance of convertible note	(2,544,840)
Balance	(976,947)
Loss for the year	16,146,558
As Restated [Member]
Schedule of Consolidated Statement of Changes in Equity [Line Items]
Balance	14,369,661
Total comprehensive loss for the year	(2,203,554)
Total issuance of ordinary shares for cash	1,533,408
Total acquisition of subsidiaries
Issuance of convertible note
Balance	15,626,232
Loss for the year	(2,203,554)
Issued Capital [Member] | As Previously Reported [Member]
Schedule of Consolidated Statement of Changes in Equity [Line Items]
Balance	65,464,091
Balance	68,977,851
Issued Capital [Member] | Adjustment [Member]
Schedule of Consolidated Statement of Changes in Equity [Line Items]
Balance	(132,000)
Balance	(185,635)
Issued Capital [Member] | As Restated [Member]
Schedule of Consolidated Statement of Changes in Equity [Line Items]
Balance	65,332,091
Balance	68,792,216
Accumulated losses [Member] | As Previously Reported [Member]
Schedule of Consolidated Statement of Changes in Equity [Line Items]
Balance	(37,087,689)
Total comprehensive loss for the year	(16,733,789)
Balance	(53,821,478)
Accumulated losses [Member] | Adjustment [Member]
Schedule of Consolidated Statement of Changes in Equity [Line Items]
Balance	(23,693,295)
Total comprehensive loss for the year	15,338,539
Balance	(8,354,756)
Accumulated losses [Member] | As Restated [Member]
Schedule of Consolidated Statement of Changes in Equity [Line Items]
Balance	(60,780,984)
Total comprehensive loss for the year	(1,395,250)
Balance	(62,176,234)
Other Reserves [Member] | As Previously Reported [Member]
Schedule of Consolidated Statement of Changes in Equity [Line Items]
Balance	(558,298)
Total acquisition of subsidiaries	(22,396)
Issuance of convertible note	2,544,840
Balance	1,986,542
Other Reserves [Member] | Adjustment [Member]
Schedule of Consolidated Statement of Changes in Equity [Line Items]
Balance	558,298
Total acquisition of subsidiaries	22,396
Issuance of convertible note	(2,544,840)
Balance	(1,986,542)
Other Reserves [Member] | As Restated [Member]
Schedule of Consolidated Statement of Changes in Equity [Line Items]
Balance
Total acquisition of subsidiaries
Issuance of convertible note
Balance
Paid in Capital [Member] | As Previously Reported [Member]
Schedule of Consolidated Statement of Changes in Equity [Line Items]
Balance
Balance
Paid in Capital [Member] | Adjustment [Member]
Schedule of Consolidated Statement of Changes in Equity [Line Items]
Balance	9,472,705
Balance	9,472,705
Paid in Capital [Member] | As Restated [Member]
Schedule of Consolidated Statement of Changes in Equity [Line Items]
Balance	9,472,705
Balance	9,472,705
Non-controlling interest [Member] | As Previously Reported [Member]
Schedule of Consolidated Statement of Changes in Equity [Line Items]
Balance	1,098,983
Balance	(539,736)
Loss for the year	(1,616,323)
Non-controlling interest [Member] | Adjustment [Member]
Schedule of Consolidated Statement of Changes in Equity [Line Items]
Balance	(753,134)
Balance	77,281
Loss for the year	808,019
Non-controlling interest [Member] | As Restated [Member]
Schedule of Consolidated Statement of Changes in Equity [Line Items]
Balance	345,849
Balance	(462,455)
Loss for the year	(808,304)
Cash [Member] | As Previously Reported [Member]
Schedule of Consolidated Statement of Changes in Equity [Line Items]
Total issuance of ordinary shares for cash	1,587,043
Cash [Member] | Adjustment [Member]
Schedule of Consolidated Statement of Changes in Equity [Line Items]
Total issuance of ordinary shares for cash	(53,635)
Cash [Member] | As Restated [Member]
Schedule of Consolidated Statement of Changes in Equity [Line Items]
Total issuance of ordinary shares for cash	$ 1,533,408